Annual Fund Operating Expenses - American Century ETF Trust	Jan. 01, 2026
American Century Core Plus Income ETF | American Century Core Plus Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%	[1]
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.32%
American Century Ultrashort Income ETF | American Century Ultrashort Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[2]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.19%

[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective September 14, 2026.
[2]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2026.